FCF US Quality ETF
Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.1%
Communications - 4.7%
Airbnb, Inc. - Class A (a)	10,673	$1,277,238
Alphabet, Inc. - Class A (a)	30,995	3,327,003
Booking Holdings, Inc. (a)	476	1,278,684
Expedia Group, Inc. (a)	7,297	685,626
Sirius XM Holdings, Inc. (d)	89,626	340,579
Trade Desk, Inc. - Class A (a)(d)	13,904	894,583
VeriSign, Inc. (a)	3,799	842,618
		8,646,331
Consumer Discretionary - 8.4%
AutoNation, Inc. (a)	3,281	432,108
AutoZone, Inc. (a)	750	1,997,482
Builders FirstSource, Inc. (a)	11,725	1,111,178
Chipotle Mexican Grill, Inc. (a)(d)	655	1,354,291
Etsy, Inc. (a)(d)	6,353	641,844
Genuine Parts Co.	4,237	713,129
Group 1 Automotive, Inc.	2,806	629,891
Hilton Worldwide Holdings, Inc.	7,496	1,079,574
Lowe's Cos., Inc.	5,253	1,091,731
O'Reilly Automotive, Inc. (a)	2,350	2,155,679
Starbucks Corp.	18,706	2,137,909
Ulta Beauty, Inc. (a)	3,331	1,836,813
Williams-Sonoma, Inc. (d)	3,150	381,276
		15,562,905
Consumer Staples - 7.3%
Altria Group, Inc.	42,272	2,008,343
Clorox Co. (d)	6,087	1,008,129
Coca-Cola Co.	36,665	2,352,060
Colgate-Palmolive Co.	21,560	1,720,488
Hershey Co.	5,196	1,418,820
Kimberly-Clark Corp.	6,705	971,487
Philip Morris International, Inc.	26,162	2,615,415
Procter & Gamble Co.	8,059	1,260,266
		13,355,008
Energy - 7.0%
Cheniere Energy, Inc.	9,446	1,445,238
Chevron Corp.	10,960	1,847,637
ConocoPhillips	16,412	1,688,631
Enphase Energy, Inc. (a)	4,972	816,402
Exxon Mobil Corp.	35,832	4,240,359
Magnolia Oil & Gas Corp. - Class A (d)	33,621	710,075
Occidental Petroleum Corp.	13,703	843,146
PBF Energy, Inc. - Class A	13,537	471,900
Valero Energy Corp.	7,611	872,753
		12,936,141
Financials - 4.9%
American Express Co.	10,077	1,625,823
Aon PLC - Class A	3,159	1,027,244
Erie Indemnity Co. - Class A (d)	3,270	710,669
LPL Financial Holdings, Inc.	2,348	490,356
Marsh & McLennan Cos., Inc.	6,520	1,174,839
RLI Corp. (d)	8,131	1,130,616
SEI Investments Co.	17,951	1,057,493
Synchrony Financial	31,800	938,418
T Rowe Price Group, Inc. (d)	8,006	899,314
		9,054,772
Health Care - 18.1%
Abbott Laboratories	14,408	1,591,652
AbbVie, Inc.	22,794	3,444,629
Amgen, Inc.	9,949	2,385,173
Bio-Rad Laboratories, Inc. - Class A (a)	1,381	622,541
Bristol-Myers Squibb Co.	29,329	1,958,297
Chemed Corp.	1,269	699,536
CVS Health Corp.	11,894	871,949
Elevance Health, Inc.	2,237	1,048,370
Eli Lilly & Co.	5,474	2,166,938
Gilead Sciences, Inc.	23,776	1,954,625
Hologic, Inc. (a)	12,750	1,096,627
Humana, Inc.	1,465	777,168
Incyte Corp. (a)	11,750	874,318
Johnson & Johnson	5,985	979,745
Lantheus Holdings, Inc. (a)	9,125	779,731
McKesson Corp.	3,431	1,249,707
Medpace Holdings, Inc. (a)	5,527	1,106,174
Merck & Co., Inc.	19,050	2,199,704
Mettler-Toledo International, Inc. (a)	476	709,954
Molina Healthcare, Inc. (a)	2,914	868,051
Pfizer, Inc.	31,402	1,221,224
Regeneron Pharmaceuticals, Inc. (a)	1,247	999,832
UnitedHealth Group, Inc.	7,464	3,672,960
		33,278,905
Industrials - 5.9%
CH Robinson Worldwide, Inc. (d)	7,217	727,979
Cintas Corp.	2,446	1,114,813
Expeditors International of Washington, Inc.	8,962	1,020,234
Insperity, Inc. (d)	7,401	906,327
Landstar System, Inc. (d)	3,475	611,704
Lockheed Martin Corp.	4,445	2,064,480
Matson, Inc.	8,326	566,418
Otis Worldwide Corp.	17,143	1,462,298
Rollins, Inc.	17,115	723,109
United Parcel Service, Inc. - Class B	9,386	1,687,697
		10,885,059
Materials - 4.2%
Advanced Drainage Systems, Inc. (d)	4,818	412,999
CF Industries Holdings, Inc.	12,633	904,270
Dow, Inc.	12,575	684,080
Eagle Materials, Inc.	8,491	1,258,451
Huntsman Corp.	23,534	630,476
LyondellBasell Industries NV - Class A	11,555	1,093,219
Nucor Corp.	7,956	1,178,920
Olin Corp.	18,356	1,016,922
Sylvamo Corp.	12,502	572,842
		7,752,179
Technology - 37.3% (c)
Accenture PLC - Class A	7,439	2,085,077
Adobe, Inc. (a)	4,354	1,643,896
Apple, Inc.	74,338	12,613,672
ASML Holding NV - NY Reg Shares	2,574	1,639,278
Atlassian Corp. - Class A (a)(d)	6,282	927,600
Autodesk, Inc. (a)	5,185	1,009,986
Booz Allen Hamilton Holding Corp.	5,578	533,926
Box, Inc. - Class A (a)(d)	31,572	835,395
Broadcom, Inc.	4,532	2,839,298
Cadence Design Systems, Inc. (a)	7,975	1,670,364
Cirrus Logic, Inc. (a)(d)	4,140	355,171
Cisco Systems, Inc.	49,878	2,356,735
CommVault Systems, Inc. (a)	13,716	799,231
Crowdstrike Holdings, Inc. - Class A (a)	2,526	303,246
Datadog, Inc. - Class A (a)	4,616	311,026
DocuSign, Inc. (a)	7,001	346,129
Dropbox, Inc. - Class A (a)	46,322	942,189
Extreme Networks, Inc. (a)	32,113	570,969
FactSet Research Systems, Inc.	2,523	1,038,694
Fair Isaac Corp. (a)	2,717	1,977,840
Fortinet, Inc. (a)	30,521	1,924,349
Gartner, Inc. (a)	4,622	1,397,970
HP, Inc.	40,831	1,213,089
International Business Machines Corp.	7,603	961,095
Jack Henry & Associates, Inc. (d)	6,727	1,098,788
Lattice Semiconductor Corp. (a)	6,704	534,309
Manhattan Associates, Inc. (a)	7,769	1,287,168
Mastercard, Inc. - Class A	7,210	2,740,016
MaxLinear, Inc. (a)	8,502	205,153
Microchip Technology, Inc.	14,299	1,043,684
Microsoft Corp.	19,510	5,994,643
MSCI, Inc.	1,842	888,673
NVIDIA Corp.	7,848	2,177,741
Palo Alto Networks, Inc. (a)(d)	9,835	1,794,494
Paychex, Inc.	5,846	642,242
Progress Software Corp. (d)	14,937	819,743
Pure Storage, Inc. - Class A (a)	33,211	758,207
Qualys, Inc. (a)	4,888	552,051
Rambus, Inc. (a)	16,023	710,460
ServiceNow, Inc. (a)(d)	3,337	1,533,085
Synopsys, Inc. (a)	3,105	1,152,949
Teradata Corp. (a)	18,577	719,116
Veeva Systems, Inc. - Class A (a)	1,894	339,178
Visa, Inc. - Class A (d)	10,011	2,329,860
VMware, Inc. - Class A (a)	4,585	573,263
Zscaler, Inc. (a)(d)	6,340	571,234
		68,762,282
Utilities - 1.3%
Clearway Energy, Inc. - Class C (d)	24,831	754,117
ONE Gas, Inc. (d)	20,743	1,596,174
		2,350,291
TOTAL COMMON STOCKS (Cost $167,332,419)		182,583,873

REITs - 0.8%
Real Estate - 0.8%
Iron Mountain, Inc.	13,909	768,333
Lamar Advertising Co. - Class A	7,359	777,699
TOTAL REITs (Cost $1,362,663)		1,546,032

MONEY MARKET FUND - 0.1%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 4.73% (b)	193,179	193,179
TOTAL MONEY MARKET FUND (Cost $193,179)		193,179

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.7%
Investment Company - 10.7%
Mount Vernon Liquid Asset Portfolio, LLC, 5.03% (b)	19,726,265	19,726,265
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $19,726,265)		19,726,265

Total Investments (Cost $188,614,526) - 110.7%		204,049,349
Liabilities in Excess of Other Assets - (10.7)%		(19,714,680)
TOTAL NET ASSETS - 100.0%		$184,334,669

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Invesment Trust
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of April 30, 2023.
(c) Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund's total assets at the time of investment.
(d) All or a portion of this security was out on loan at April 30, 2023. Total loaned securities had a market value of $19,345,294 as of April 30, 2023.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

FCF US Quality ETF
Summary of Fair Value Disclosure at April 30, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2023:

FCF US Quality ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$8,646,331	$-	$-	$8,646,331
Consumer Discretionary	15,562,905	-	-	15,562,905
Consumer Staples	13,355,008	-	-	13,355,008
Energy	12,936,141	-	-	12,936,141
Financials	9,054,772	-	-	9,054,772
Health Care	33,278,905	-	-	33,278,905
Industrials	10,885,059	-	-	10,885,059
Materials	7,752,179	-	-	7,752,179
Technology	68,762,282	-	-	68,762,282
Utilities	2,350,291	-	-	2,350,291
Total Common Stocks	182,583,873	-	-	182,583,873
REITs	1,546,032	-	-	1,546,032
Money Market Fund	193,179	-	-	193,179
Investment Purchased with the Cash Proceeds From Securities Lending	19,726,265			19,726,265
Total Investments	$204,049,349	$-	$-	$204,049,349

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.